Location Contracts Acquired (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Location Contracts Acquired	Location contracts acquired consist of the following at June 30, 2020 and December 31, 2019 (in thousands):

	June 30, 2020	December 31, 2019
Cost	$204,353	$204,353
Accumulated amortization	(47,729)	(37,570)

Location contracts acquired, net	$156,624	$166,783

Location contracts acquired consist of the following at December 31, 2019 and 2018 (in thousands):

	2019	2018
Cost	$204,353	$147,341
Accumulated amortization	(37,570)	(21,302)

Location contracts acquired, net	$166,783	$126,038

Schedule of Future Amortization Expense	Estimated amortization expense related to location contracts acquired for the next five years and thereafter is as follows:

Year ending December 31:
2020	$20,475
2021	20,475
2022	20,475
2023	20,475
2024	20,267
Thereafter	64,615

Total	$166,783